Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
Granted	840,000	750,000	850,000
Stock Options
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding balance, beginning	3,550,000	3,280,000	3,871,500
Granted	840,000	750,000	850,000
Exercised	(576,000)	0	0
Cancellation for share appreciation rights	(280,000)	0	0
Forfeited	(140,000)	(12,000)	(202,500)
Expired	(184,000)	(468,000)	(1,239,000)
Outstanding balance, ending	3,210,000	3,550,000	3,280,000
Weighted average exercise price outstanding balance, beginning	$ .35	$ .40	$ .40
Granted	.50	.30	.35
Exercised	.31	.00	.00
Cancellation for share appreciation rights	.30	.00	.00
Forfeited	.39	.35	.45
Expired	.42	.50	40
Weighted average exercise price outstanding balance, ending	.42	.35	.40
Exercise price range, minimum	.30	.25	.25
Exercise price range, maximum	$ .55	$ .50	$ .50